NOTE 3: SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful live)	12 Months Ended
Dec. 31, 2018
Buildings [member]
Statement Line Items [Line Items]
Estimated useful lives	15 years
Equipment [member]
Statement Line Items [Line Items]
Estimated useful lives	3 years
Furniture [member]
Statement Line Items [Line Items]
Estimated useful lives	5 years
Computer software and equipment [member]
Statement Line Items [Line Items]
Estimated useful lives	3 years
Office furniture and equipment [member]
Statement Line Items [Line Items]
Estimated useful lives	3 years
Patient records [member]
Statement Line Items [Line Items]
Estimated useful lives	5 years
Trademarks [member]
Statement Line Items [Line Items]
Estimated useful lives	5 years
Domain names [member]
Statement Line Items [Line Items]
Estimated useful lives	5 years
Management Software [member]
Statement Line Items [Line Items]
Estimated useful lives	5 years